Property and Equipment - Additional Information (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Borrowing cost capitalized	₩ 6,360	₩ 7,329
Interest rate of capitalized borrowing cost	2.63%	3.22%